Transactions with Affiliates and Container Investors (Tables)	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Total Management Fees Earned from the Managed Fleet, Including Acquisition Fees and Sales Commissions

Total management fees earned from the Company’s managed fleet, including acquisition fees and sales commissions for the three months ended March 31, 2020 and 2019 were as follows:

	Three Months Ended March 31,
	2020	2019
Fees from affiliated Container Investors	$—	$972
Fees from unaffiliated Container Investors	2,488	3,064
Fees from Container Investors	2,488	4,036
Other fees	—	338
Total management fees	$2,488	$4,374

Summary of Due to Container Investors, Net

The following table provides a summary of due to container investors, net at March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Accounts receivable - managed fleet	$15,050	$13,226
Prepaid expenses and other current assets - managed fleet	143	189
Accounts payable and accrued expenses - managed fleet	(1,840)	(1,953)
Container contracts payable - managed fleet	—	—
	13,353	11,462
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	5,798	10,516
Due to container investors, net	$19,151	$21,978